LINE OF CREDIT (Detail Textuals) (Line of credit)	12 Months Ended		5 Months Ended					2 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 SVB Loan Agreement Silicon Valley Bank ("SVB") USD ($)	Dec. 31, 2012 SVB Loan Agreement Silicon Valley Bank ("SVB") CAD	Feb. 27, 2013 SVB Loan Agreement Silicon Valley Bank ("SVB")	Dec. 31, 2011 SVB Loan Agreement Silicon Valley Bank ("SVB") USD ($)	Dec. 31, 2012 RBC Credit Agreement Silicon Valley Bank ("SVB") USD ($)	Feb. 27, 2013 Subsequent Event SVB Loan Agreement Silicon Valley Bank ("SVB") USD ($)
Line of Credit Facility [Line Items]
Aggregate amount of credit facility			$ 10,000,000	200,000			$ 192,000
Outstanding balance on the line of credit			3,300,000			4,000,000	168,000
Annual Interest Rate			7.50%	7.50%	3.75%		4.50%
Annual interest rate, Additional percentage							1.50%
Availability under the line of credit			5,000,000
Terms of the BDC loan agreement, description								On February 27, 2013, the SVB Loan Agreement was amended to provide for 1) an extension of the termination date of the line of credit to February 28, 2015, 2) the modification of the line of credit borrowing base, advance rate and financial covenants, 3) the inclusion of an additional $1.0 million term loan (See further discussion at Note 9), 4) a modification of the rate of interest of the line of credit to 3.75% above the bank's prime rate and 5) other various terms and provisions.
Additional term loan								1,000,000
Reduction in maximum availability			50.00%	50.00%
Interest expense for the lines of credit, including amortization of deferred financing costs	$ 375,000	$ 357,000